Schedule of Investments
as of January 31, 2025 (Unaudited)
The Central and Eastern Europe Fund, Inc.
Shares Value ($)
Poland 68.3%
Common Stocks
Air Freight & Logistics 1.8%
InPost SA* 80,000 1,317,959
Banks 16.2%
Alior Bank SA 65,000 1,509,481
Bank Polska Kasa Opieki SA 165,000 6,523,918
Powszechna Kasa Oszczednosci Bank Polski SA 250,000 4,125,262
12,158,661
Broadline Retail 2.3%
Allegro.eu SA 144A* 235,000 1,738,670
Capital Markets 1.6%
Warsaw Stock Exchange† 115,000 1,176,797
Commercial Services & Supplies 1.0%
Mo-BRUK SA 8,500 765,010
Construction & Engineering 3.5%
Budimex SA 22,500 2,650,844
Consumer Staples Distribution & Retail 2.0%
Dino Polska SA 144A* 13,250 1,471,206
Diversified Telecommunication Services 2.2%
Orange Polska SA 825,000 1,622,130
Electric Utilities 4.9%
Enea SA* 250,000 862,409
PGE Polska Grupa Energetyczna SA* 955,179 1,540,817
Tauron Polska Energia SA* † 1,200,000 1,258,143
3,661,369
Entertainment 0.0%
CD Projekt SA 100 5,205
Household Durables 0.6%
Dom Development SA 8,500 446,431
Insurance 9.9%
Powszechny Zaklad Ubezpieczen SA 600,000 7,397,362
Metals & Mining 4.0%
Grupa Kety SA 3,750 705,523
KGHM Polska Miedz SA 75,000 2,325,546
3,031,069
Oil, Gas & Consumable Fuels 8.8%
ORLEN SA 500,000 6,631,735

Shares Value ($)
Professional Services 1.6%
Benefit Systems SA 1,250 918,506
Grupa Pracuj SA† 22,500 308,470
1,226,976
Real Estate Management & Development 1.4%
Develia SA 275,000 380,409
Murapol SA 76,200 653,868
1,034,277
Textiles, Apparel & Luxury Goods 6.5%
LPP SA 1,200 4,870,423
Total Poland (Cost $39,699,274) 51,206,124
Hungary 18.6%
Common Stocks
Banks 7.5%
OTP Bank Nyrt 90,000 5,588,138
Diversified Telecommunication Services 2.6%
Magyar Telekom Telecommunications PLC (ADR) 550,000 1,943,800
Oil, Gas & Consumable Fuels 4.2%
MOL Hungarian Oil & Gas PLC 425,000 3,118,928
Pharmaceuticals 4.3%
Richter Gedeon Nyrt 125,000 3,244,766
Total Hungary (Cost $8,854,752) 13,895,632
Czech Republic 3.3%
Common Stocks
Banks 1.5%
Komercni Banka AS 30,000 1,102,996
Moneta Money Bank AS 144A 1,000 5,661
1,108,657
Electric Utilities 1.8%
CEZ AS 30,000 1,317,158
Total Czech Republic (Cost $2,001,372) 2,425,815
Moldova 2.8%
Common Stocks
Beverages 2.8%
Purcari Wineries PLC (Registered) (Cost $1,551,236) 700,000
2,119,750

Shares Value ($)
Netherlands 2.7%
Common Stocks
Software 2.7%
Nebius Group NV ''A'' (Cost $3,839,141)* 60,000
2,005,200
Portugal 1.5%
Common Stocks
Consumer Staples Distribution & Retail 1.5%
Jeronimo Martins SGPS SA (Cost $1,134,902) 55,000
1,089,032
Austria 1.0%
Common Stocks
Banks 1.0%
Erste Group Bank AG 12,500 772,274
Oil, Gas & Consumable Fuels 0.0%
OMV AG 100 4,145
Total Austria (Cost $314,474) 776,419
Kazakhstan 0.3%
Common Stocks
Metals & Mining 0.3%
Solidcore Resources PLC (Cost $1,244,170)* 75,000
235,500
France 0.0%
Common Stocks
Oil, Gas & Consumable Fuels 0.0%
TotalEnergies SE (Cost $4,732) 100
5,861
Russia 0.0%
Common Stocks
Banks 0.0%
Sberbank of Russia PJSC** (a) 3,600,000 0
Chemicals 0.0%
PhosAgro PJSC (GDR) (Registered)* (a) 90,000 0
Consumer Staples Distribution & Retail 0.0%
Fix Price Group PLC (GDR) (Registered) (a) 125,000 0
Magnit PJSC** (a) 63,909 0
0

Shares Value ($)
Metals & Mining 0.0%
Alrosa PJSC** (a) 1,670,000 0
GMK Norilskiy Nickel PAO (ADR)* (a) 50,000 0
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)* (a) 74,569 0
Polyus PJSC (GDR) (Registered)* (a) 20,000 0
0
Oil, Gas & Consumable Fuels 0.0%
Gazprom PJSC** (a) 5,000,000 0
Lukoil PJSC** (a) 209,500 0
Tatneft PJSC (ADR) * † (a) 26,400 0
0
Total Russia (Cost $30,722,586) 0
Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio ''DWS
Government Cash Institutional Shares'', 4.28%
(Cost $1,186,767) (b) (c) 1,186,767 1,186,767
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 4.41%
(Cost $1,078,034) (c)
1,078,034 1,078,034
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $91,631,440) 101.5 76,024,134
Other Assets and Liabilities, Net
(1.5) (1,082,679)
Net Assets
100.0 74,941,455

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended
January 31, 2025 are as follows:
Net
Change
Value ($) at
10/31/2024
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci -
ation /
( Depreci -
ation )
($)
Income
($)
Capital
Gain
Distri -
butions
($)
Number
of Shares
at
1/31/2025
Value ($)
at
1/31/2025
Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.28%
(b) (c)
705,400 481,367(d) – – – 10,516 – 1,186,767 1,186,767
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 4.41% (c)
2,355,938 3,380,383 4,658,287 – – 32,262 – 1,078,034 1,078,034
3,061,338 3,861,750 4,658,287 – – 42,778 – 2,264,801 2,264,801
* Non-income producing security.
** Non-income producing security; due to applicable sanctions, dividend income was not recorded.
† All or a portion of these securities were on loan. The value of all securities loaned at
January 31, 2025 amounted to $871,733, which is 1.2% of net assets.
(a) Investment was valued using significant unobservable inputs.
(b) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2025.
144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
PJSC: Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub- group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.
The United States, the European Union, the United Kingdom and other countries have imposed sanctions on Russia, Russian companies, and Russian individuals in response to actions taken by Russia in recent years, including its February 2022 invasion of Ukraine and subsequent activities. In turn Russia has imposed sanctions on Western individuals, businesses and products, and the Russian central bank has taken actions that have effectively frozen most investments by Western entities, including the Fund, in Russian companies. These s anctions have adversely affected not only the Russian economy but also the economies of many countries in Europe, including countries in Central and Eastern
Europe, and the continuation of sanctions, or the imposition of new sanctions, may have further adverse effects on Russian and European economies. As previously reported, certain of the Fund's Russian holdings have been valued at zero since March 14, 2022 in light of measures adopted by the Russian Central Bank and Government, as well as sanctions implemented by the United States and other countries in response to Russia's invasion of Ukraine. The effects of the sanctions and measures adopted by the Russian
Central Bank and Government are far-reaching and include, among others, the freezing of certain Russian assets held by entities, such as the Fund, that are organized in countries viewed as "unfriendly" by the Russian Government .
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments. In the case of the Fund, Russia’s invasion of Ukraine has materially adversely affected, and may continue to materially adversely affect, the value and liquidity of the Fund’s portfolio.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from
fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
The shares of most closed-end funds, including the Fund, are not continuously offered.
Once issued, shares of closed-end funds are bought and sold in the open market. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment
Management Americas Inc. and RREEF America L.L.C., which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
CEE-PH1
R-080548-3 (1/27)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (e)
Poland $ 51,206,124 $ — $ — $ 51,206,124
Hungary 13,895,632 — — 13,895,632
Czech Republic 2,425,815 — — 2,425,815
Moldova 2,119,750 — — 2,119,750
Netherlands 2,005,200 — — 2,005,200
Portugal 1,089,032 — — 1,089,032
Austria 776,419 — — 776,419
Kazakhstan 235,500 — — 235,500
France 5,861 — — 5,861
Russia — — 0 0
Short-Term Instruments (e) 2,264,801 — — 2,264,801
Total $ 76,024,134 $ — $ 0 $ 76,024,134
(e) See Schedule of Investments for additional detailed categorizations.